PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE PARNASSUS FUND

 Portfolio of Investments as of September 30, 2009 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
90,000	Genzyme Corp. [1]	1.5%	$5,105,700

	Computer Peripherals
530,000	Seagate Technology [1]	2.4%	$8,061,300

	Consulting Services
200,000	Accenture PLC	2.2%	$7,454,000

	Data Processing
110,000	Paychex Inc.	0.9%	$3,195,500

	Financial Services
400,000	American Express Co.		$13,560,000
480,000	First Horizon National Corp. [1]		6,350,400
55,000	Goldman Sachs Group Inc.		10,139,250
30,000	JPMorgan Chase & Co.		1,314,600
320,000	TCF Financial Corp.		4,172,800
470,000	Wells Fargo & Co.		13,244,600
		14.3%	$48,781,650

	Footwear
50,000	Nike Inc.	0.9%	$3,235,000

	Home Builders
1,100,000	DR Horton Inc.		$12,551,000
510,000	KB Home [3]		8,471,100
980,000	Pulte Homes Inc. [1]		10,770,200
360,000	Toll Brothers Inc. [1]		7,034,400
		11.3%	$38,826,700

	Industrial Manufacturing
230,000	Teleflex Inc.	3.2%	$11,111,300

	Internet
28,000	Google Inc. [1]		$13,883,800
300,000	Yahoo! Inc. [1]		5,343,000
		5.6%	$19,226,800

	Machinery
125,000	Deere & Company	1.6%	$5,365,000

	Medical Equipment
20,000	Gen-Probe Inc. [1]		$828,800
50,000	Medtronic Inc.		1,840,000
		0.8%	$2,668,800

	Networking Products
470,000	Cisco Systems Inc. [1]	3.2%	$11,063,800

	Oil & Gas
470,000	Valero Energy Corp.		$9,113,300
630,000	W&T Offshore Inc.		7,377,300
		4.8%	$16,490,600

	Retail
530,000	Lowe's Cos., Inc.		$11,098,200
280,000	Target Corp.		13,070,400
120,000	Walgreen Co.		4,496,400
100,000	Whole Foods Market Inc. [1,3]		3,049,000
		9.4%	$31,714,000

	Semiconductor Capital Equipment
1,210,000	Applied Materials Inc.		$16,214,000
270,000	Lam Research Corp. [1]		9,223,200
		7.4%	$25,437,200

	Semiconductors
480,000	Altera Corp.		$9,844,800
560,000	Intel Corp.		10,959,200
490,000	Texas Instruments Inc.		11,608,100
		9.5%	$32,412,100

	Software
410,000	Autodesk Inc. [1]		$9,758,000
120,000	Citrix Systems Inc. [1]		4,707,600
90,000	Microsoft Corp.		2,330,100
590,000	Symantec Corp. [1]		9,717,300
310,000	VeriSign Inc. [1]		7,343,900
		9.9%	$33,856,900

	Telecommunications Equipment
840,000	CIENA Corp. [1]		$13,675,200
790,000	Corning Inc.		12,094,900
		7.5%	$25,770,100

	Waste Management
160,000	Waste Management Inc.	1.4%	$4,771,200

	Total investment in equities
	(cost $318,131,279)	97.8%	$334,547,650

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Albina Community Bank
	2.23%, matures 01/24/2010		$98,740
100,000	Carver Federal Savings Bank
	2.25%, matures 02/04/2010		98,619
100,000	Community Bank of the Bay
	1.64%, matures 09/06/2010		96,264
100,000	Latino Community Credit Union
	2.75%, matures 02/20/2010		98,444
100,000	Louisville Community Development Bank
	1.25%, matures 05/10/2010		97,578
100,000	Opportunities Credit Union
	1.00%, matures 04/25/2010		97,743
100,000	Self-Help Credit Union
	3.05%, matures 01/14/2010		98,850
100,000	Southern Bancorp
	1.85%, matures 01/12/2010		98,871
100,000	Wainwright Bank & Trust Co.
	2.23%, matures 01/30/2010		98,674
		0.2%	$883,783

	Community Development Loans [2]
100,000	Boston Community Loan Fund
	1.00%, matures 06/30/2010		$95,512
100,000	Boston Community Loan Fund
	1.00%, matures 06/30/2010		95,512
200,000	Root Capital Loan Fund
	2.00%, matures 03/16/2010		194,543
100,000	Vermont Community Loan Fund
	3.00%, matures 12/15/2009		98,768
		0.1%	$484,335

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
4,235,376	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	1.2%	$4,235,376

	Time Deposits
7,777,203	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2009	2.3%	$7,777,203

	Total short-term securities
	(cost $13,380,697)	3.8%	$13,380,697

	Total securities
	(cost $331,511,976)	101.6%	$347,928,347

	Payable upon return of securities loaned	-1.2%	$(4,235,376)

	Other assets and liabilities - net	-0.4%	$(1,468,954)

	Total net assets	100.0%	$342,224,017

(1) These securities are non-income producing.

(2) Market value adjustments have been applied to these securities to reflect early withdrawal.

(3) This security or partial position of this security was on loan at September 30, 2009.
The total value of the securities on loan at September 30, 2009 was $4,123,386.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$320,191,759
Unrealized appreciation	$28,688,533
Unrealized depreciation	(14,332,642)

Net unrealized appreciation	$14,355,891

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Fund investments and other financial instruments which are carried at fair value, as of September 30, 2009:

Valuation Level	Investments in Securities
Level 1	$342,324,853
Level 2	-
Level 3	1,368,118
Total	$343,692,971

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$1,280,008
Discounts/premiums amortization	(11,890)
Net purchases (sales)	100,000
Balance as of September 30, 2009	$1,368,118

THE PARNASSUS MID-CAP FUND

Portfolio of Investments as of September 30, 2009 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
9,000	Coach Inc.	1.7%	$296,280

	Chemicals
3,700	Praxair Inc.	1.8%	$302,253

	Consulting Services
12,500	Accenture PLC		$465,875
9,000	Cognizant Technology Solutions Corp. [1]		347,940
		4.8%	$813,815

	Data Processing
3,500	Fiserv Inc. [1]		$168,700
17,000	Paychex Inc.		493,850
		3.9%	$662,550

	Financial Services
6,500	Charles Schwab Corp.		$124,475
35,000	Glacier Bancorp Inc.		522,900
14,000	SEI Investments Co.		275,520
		5.4%	$922,895

	Food Products
18,000	McCormick & Co.		$610,920
23,500	Sysco Corp.		583,975
		7.0%	$1,194,895

	Healthcare Products
5,000	CareFusion Corp. [1]		$109,000
14,000	DENTSPLY International Inc.		483,560
		3.5%	$592,560

	Healthcare Services
10,000	Cardinal Health Inc.	1.6%	$268,000

	Industrial Manufacturing
15,500	Cooper Industries PLC		$582,335
5,100	Danaher Corp.		343,332
12,000	Pentair Inc.		354,240
10,500	Teleflex Inc.		507,255
		10.5%	$1,787,162

	Insurance
12,000	AFLAC Inc.	3.0%	$512,880

	Machinery
7,000	Deere & Company	1.8%	$300,440

	Medical Equipment
7,250	C. R. Bard Inc.		$569,923
15,000	Gen-Probe Inc. [1]		621,600
10,000	Varian Medical Systems Inc. [1]		421,300
		9.5%	$1,612,823

	Natural Gas
7,000	Energen Corp.		$301,700
5,600	EQT Corp.		238,560
29,500	MDU Resources Group Inc.		615,075
5,000	XTO Energy Inc.		206,600
		8.0%	$1,361,935

	Oil & Gas
16,000	Sunoco Inc.		$455,200
3,000	Transocean Ltd. [1]		256,590
1,500	Ultra Petroleum Corp. [1]		73,440
		4.6%	$785,230

	Retail
11,000	Nordstrom Inc. [3]	2.0%	$335,940

	Semiconductor Capital Equipment
37,500	Applied Materials Inc.	3.0%	$502,500

	Semiconductors
11,000	Microchip Technology Inc.	1.7%	$291,500

	Services
7,000	Ecolab Inc.	1.9%	$323,610

	Software
10,600	Adobe Systems Inc. [1]		$350,224
16,000	Autodesk Inc. [1]		380,800
6,100	Check Point Software Technologies Ltd. [1]		172,935
10,500	Citrix Systems Inc. [1]		411,915
16,000	Intuit Inc. [1]		456,000
2,700	McAfee Inc. [1]		118,233
30,000	Symantec Corp. [1]		494,100
10,500	Synopsys Inc. [1]		235,410
		15.4%	$2,619,617

	Transportation
3,500	Burlington Northern Santa Fe Corp.	1.6%	$279,405

	Waste Management
29,000	Waste Management Inc.	5.1%	$864,780

	Total investment in equities
	(cost $14,480,856)	97.8%	$16,631,070

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
277,890	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	1.6%	$277,890

	Time Deposits
432,680	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2009	2.5%	$432,680

	Total short-term securities
	(cost $710,570)	4.1%	$710,570

	Total securities
	(cost $15,191,426)	101.9%	$17,341,640

	Payable upon return of securities loaned	-1.6%	$(277,890)

	Other assets and liabilities - net	-0.3%	$(52,940)

	Total net assets	100.0%	$17,010,810

(1) These securities are non-income producing.

(3) This security or partial position of this security was on loan at September 30, 2009.
The total value of the securities on loan at September 30, 2009 was $272,138.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Mid-Cap Fund

Cost of long-term investments	$14,533,099
Unrealized appreciation	$2,239,816
Unrealized depreciation	(141,845)

Net unrealized appreciation	$2,097,971

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Mid-Cap Fund investments and other financial instruments which are carried at fair value, as of September 30, 2009:

Valuation Level	Investments in Securities
Level 1	$17,063,750
Level 2	-
Level 3	-
Total	$17,063,750

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of September 30, 2009 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
45,000	Simpson Manufacturing Co., Inc.	1.2%	$1,136,700

	Chemicals
45,000	Compass Minerals International Inc.		$2,772,900
55,000	Terra Industries Inc.		1,906,850
		4.9%	$4,679,750

	Data Processing
57,000	Jack Henry & Associates Inc.	1.4%	$1,337,790

	Electric Motors
20,000	Baldor Electric Co.	0.6%	$546,800

	Electronics
35,000	Analogic Corp.	1.4%	$1,295,700

	Financial Services
120,000	First Horizon National Corp. [1]		$1,587,600
90,000	Glacier Bancorp Inc.		1,344,600
75,000	SEI Investments Co.		1,476,000
200,000	TCF Financial Corp.		2,608,000
		7.4%	$7,016,200

	Healthcare Services
20,000	LHC Group Inc. [1]	0.6%	$598,600

	Home Builders
160,000	DR Horton Inc.		$1,825,600
185,000	KB Home		3,072,850
320,000	Pulte Homes Inc. [1]		3,516,800
98,000	Toll Brothers Inc. [1]		1,914,920
		10.8%	$10,330,170

	Industrial Manufacturing
80,000	Teleflex Inc.	4.0%	$3,864,800

	Machinery
100,000	Graco Inc.		$2,787,000
65,000	Nordson Corp.		3,645,850
		6.7%	$6,432,850

	Medical Equipment
105,000	Gen-Probe Inc. [1]	4.5%	$4,351,200

	Natural Gas
15,000	Energen Corp.		$646,500
175,000	Quicksilver Resources Inc. [1,3]		2,483,250
		3.3%	$3,129,750

	Networking Products
20,000	Finisar Corp. [1]	0.2%	$193,600

	Oil & Gas
90,000	Mariner Energy Inc. [1]		$1,276,200
370,000	W&T Offshore Inc.		4,332,700
		5.8%	$5,608,900

	Professional Services
140,000	Administaff Inc.	3.8%	$3,677,800

	Retail
28,650	Nash Finch Company		$783,291
1,000	United Natural Foods Inc. [1]		23,920
60,000	Whole Foods Market Inc. [1,3]		1,829,400
		2.7%	$2,636,611

	Semiconductor Capital Equipment
140,000	Cognex Corp.		$2,293,200
52,000	Cymer Inc. [1]		2,020,720
29,000	Lam Research Corp. [1]		990,640
		5.5%	$5,304,560

	Software
150,000	ClickSoftware Technologies Ltd. [1]		$943,500
370,000	Mentor Graphics Corp. [1]		3,444,700
100,000	VeriSign Inc. [1]		2,369,000
155,000	Websense Inc. [1]		2,604,000
		9.8%	$9,361,200

	Telecommunications Equipment
290,000	CIENA Corp. [1,3]		$4,721,200
200,000	Harmonic Inc. [1]		1,336,000
140,000	Tellabs Inc. [1]		968,800
		7.3%	$7,026,000

	Utilities
65,000	AGL Resources Inc.		$2,292,550
10,000	Black Hills Corp.		251,700
21,000	Northwest Natural Gas Co.		874,860
95,000	Ormat Technologies Inc. [3]		3,877,900
5,941	Otter Tail Corp.		142,168
		7.8%	$7,439,178

	Total investment in equities
	(cost $75,995,334)	89.6%	$85,968,159

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
10,857,789	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	11.3%	$10,857,789

	Time Deposits
12,091,180	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2009	12.6%	$12,091,180

	Total short-term securities
	(cost $22,948,969)	23.9%	$22,948,969

	Total securities
	(cost $98,944,303)	113.5%	$108,917,128

	Payable upon return of securities loaned	-11.3%	$(10,857,789)

	Other assets and liabilities - net	-2.2%	$(2,130,747)

	Total net assets	100.0%	$95,928,592

(1) These securities are non-income producing.

(3) This security or partial position of this security was on loan at September 30, 2009.
The total value of the securities on loan at September 30, 2009 was $10,634,712.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Small-Cap Fund

Cost of long-term investments	$77,084,643
Unrealized appreciation	$10,158,630
Unrealized depreciation	(1,275,114)

Net unrealized appreciation	$8,883,516

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Small-Cap Fund investments and other financial instruments which are carried at fair value, as of September 30, 2009:

Valuation Level	Investments in Securities
Level 1	$98,059,339
Level 2	-
Level 3	-
Total	$98,059,339

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments as of September 30, 2009 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
40,000	Genzyme Corp. [1]	3.2%	$2,269,200

	Building Materials
50,000	Simpson Manufacturing Co., Inc.	1.8%	$1,263,000

	Computer Peripherals
80,000	Seagate Technology [1]	1.7%	$1,216,800

	Consulting Services
30,000	Accenture Ltd.	1.6%	$1,118,100

	Data Processing
80,000	Paychex Inc.	3.3%	$2,324,000

	Financial Services
30,000	American Express Co.		$1,017,000
50,000	Charles Schwab Corp.		957,500
120,000	First Horizon National Corp. [1]		1,587,600
4,000	Goldman Sachs Group Inc.		737,400
55,000	SEI Investments Co.		1,082,400
140,000	TCF Financial Corp.		1,825,600
39,000	Wells Fargo & Co.		1,099,020
		11.9%	$8,306,520

	Footwear
30,000	Nike Inc.	2.8%	$1,941,000

	Industrial Manufacturing
7,000	3M Co.	0.7%	$516,600

	Internet
16,000	eBay Inc. [1]		$377,760
2,100	Google Inc. [1]		1,041,285
50,000	Yahoo! Inc. [1]		890,500
		3.3%	$2,309,545

	Machinery
60,000	Deere & Company		$2,575,200
55,000	Graco Inc.		1,532,850
26,000	Nordson Corp.		1,458,340
		8.0%	$5,566,390

	Medical Equipment
40,000	Medtronic Inc.	2.1%	$1,472,000

	Natural Gas
115,000	MDU Resources Group Inc.	3.4%	$2,397,750

	Networking Products
120,000	Cisco Systems Inc. [1]	4.0%	$2,824,800

	Office Equipment
7,000	Canon Inc. (ADR)	0.4%	$279,930

	Oil & Gas
20,000	Devon Energy Corp.		$1,346,600
80,000	Valero Energy Corp.		1,551,200
		4.1%	$2,897,800

	Pharmaceuticals
19,000	Novartis AG (ADR)	1.4%	$957,220

	Retail
26,000	Costco Wholesale Corp.		$1,467,960
95,000	Lowe's Cos., Inc.		1,989,300
15,000	Nordstrom Inc. [3]		458,100
40,000	Target Corp.		1,867,200
30,000	Walgreen Co.		1,124,100
20,000	Whole Foods Market Inc. [1,3]		609,800
		10.7%	$7,516,460

	Semiconductor Capital Equipment
250,000	Applied Materials Inc.	4.8%	$3,350,000

	Semiconductors
115,000	Altera Corp.		$2,358,650
85,000	Intel Corp.		1,663,450
55,000	Texas Instruments Inc.		1,302,950
		7.6%	$5,325,050

	Software
10,000	Adobe Systems Inc. [1]		$330,400
90,000	Autodesk Inc. [1]		2,142,000
17,000	Citrix Systems Inc. [1]		666,910
45,000	Microsoft Corp.		1,165,050
210,000	Symantec Corp. [1]		3,458,700
		11.1%	$7,763,060

	Telecommunications Equipment
200,000	Corning Inc.	4.4%	$3,062,000

	Transportation
7,000	FedEx Corp.	0.8%	$526,540

	Utilities
15,000	Northwest Natural Gas Co.	0.9%	$624,900

	Total investment in equities
	(cost $57,220,067)	94.0%	$65,828,665

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
1,080,090	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	1.6%	$1,080,090

	Time Deposits
5,195,949	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2009	7.4%	$5,195,949

	Total short-term securities
	(cost $6,276,039)	9.0%	$6,276,039

	Total securities
	(cost $63,496,106)	103.0%	$72,104,704

	Payable upon return of securities loaned	-1.6%	$(1,080,090)

	Other assets and liabilities - net	-1.4%	$(1,007,783)

	Total net assets	100.0%	$70,016,831

(1) These securities are non-income producing.

(3) This security or partial position of this security was on loan at September 30, 2009.
The total value of the securities on loan at September 30, 2009 was $1,057,766.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Workplace Fund

Cost of long-term investments	$57,299,026
Unrealized appreciation	$8,898,481
Unrealized depreciation	(368,842)

Net unrealized appreciation	$8,529,639

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Workplace Fund investments and other financial instruments which are carried at fair value, as of September 30, 2009:

Valuation Level	Investments in Securities
Level 1	$71,024,614
Level 2	-
Level 3	-
Total	$71,024,614

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2009

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 16, 2009